Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash	$ 1,894,848	$ 2,741,519
Other receivable, net of allowance for doubtful accounts of $0 and $2,282, as of June 30, 2012 and December 31,2011, respectively	28,215	53,796
Prepaid expenses and other	740
Total current assets	1,923,803	2,795,315
Property and equipment, net	24,575	31,923
Other assets	7,513	7,513
Total assets	1,955,891	2,834,751
Current liabilities:
Accounts payable	49,377	77,181
Accrued liabilities	207,489	201,613
Notes payable		15,000
Total current liabilities	256,866	293,794
Notes payable	108,224
Total Liabilities	365,090	293,794
Commitments and contingencies
Stockholders' equity:
Common stock; $0.0001 par value: 100,000,000 shares authorized; 24,682,632 and 24,582,632 shares issued and outstanding as of June 30, 2012 and December 31, 2011, respectively	2,470	2,458
Additional paid-in capital	20,228,392	19,972,937
Deficit accumulated during the development stage	(18,640,061)	(17,434,438)
Total stockholders' equity	1,590,801	2,540,957
Total liabilities and stockholders' equity	$ 1,955,891	$ 2,834,751